Statement of Income (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 30, 2012	Sep. 30, 2012	Jul. 01, 2012	Apr. 01, 2012	Jan. 01, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Sales Revenue, Goods, Net	$ 1,137,732	$ 1,089,825	$ 987,756	$ 870,268	$ 832,576	$ 824,803	$ 746,285	$ 848,771	$ 4,085,581	$ 3,252,435	$ 3,186,916
Cost of Goods Sold									2,685,285	2,126,922	2,050,208
Selling Expense									636,958	521,191	536,535
General and Administrative Expense									284,673	214,522	240,923
Research and Development Expense									43,334	33,087	32,901
Business Combination, Integration Related Costs									48,445	31,066	36,603
Restructuring Charges									34,012	19,591	28,644
Gross Profit	396,493	382,759	322,904	288,156	279,925	291,696	260,031	284,026	1,390,312	1,115,678	1,128,867
Goodwill and Intangible Asset Impairment									0	0	32,450
Operating Expenses									1,037,438	809,622	900,215
Operating Income (Loss)									352,874	306,056	228,652
Interest Expense									369,519	191,998	208,492
Other Nonoperating Income (Expense)									(3,506)	(878)	(2,491)
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest									(20,151)	113,180	17,669
Income Tax Expense (Benefit)									27,359	60,385	92,295
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									(47,510)	52,795	(74,626)
Net Income (Loss) Attributable to Noncontrolling Interest									(140)	0	0
Net Income (Loss) Attributable to Parent	$ (36,657)	$ 36,761	$ (40,523)	$ (7,091)	$ 9,225	$ 58,851	$ (28,451)	$ 13,170	$ (47,370)	$ 52,795	$ (74,626)